Parnassus Small Cap Fund
Parnassus Small Cap Fund
Investment Objective
The Parnassus Small Cap Fund has the overall investment objective of capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Parnassus Small Cap Fund.
Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Parnassus Small Cap Fund
Management Fees		0.86%
Distribution (12b-1) Fees		none
Other Expenses		0.34%
Service Fees		0.13%
All remaining other expenses		0.21%
Total Annual Fund Operating Expenses	[1]	1.20%
[1]	The investment adviser has contractually agreed to limit total operating expenses to 1.20% of net assets for the Parnassus Small Cap Fund. This agreement will not be terminated prior to May 1, 2015, and may be continued indefinitely by the investment adviser on a year-to-year basis.

For additional information about the Parnassus Small Cap Fund’s expenses, please see “Financial Highlights” in the prospectus.
Example
This example is intended to help you compare the cost of investing in the Parnassus Small Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Parnassus Small Cap Fund	122	381	660	1,455

Portfolio Turnover
The Parnassus Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 49.4% of the average value of its portfolio.
Principal Investment Strategies
The Parnassus Small Cap Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in the stock of companies with market capitalizations under $3 billion at the time of initial purchase. These companies must, in the opinion of the Fund’s investment adviser (Adviser), be undervalued, but they must also have good prospects for long-term capital appreciation over the course of the expected holding period. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future, and to a lesser extent may also invest in foreign securities of similar companies. To determine a company’s prospects, the Adviser reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s sustainable strategic advantage and management team. Upon initial investment, stocks must be trading below their intrinsic value, which means that the Adviser seeks to purchase stocks trading at discounts to the Adviser’s assessment of the companies’ estimated value. The Adviser also takes environmental, social and governance factors into account in making investment decisions. The Fund will sell a security if the Adviser believes a company’s fundamentals will deteriorate or if it believes a company’s stock has little potential for appreciation.
Principal Risks
All investments involve risk, and investing in the Parnassus Small Cap Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:
  Stock Market Risk. The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. The Fund’s holdings can vary significantly from broad stock market indices.
  Small-Capitalization Company Risk. The Fund invests primarily in small-capitalization companies, which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-capitalization companies. Relative to the stocks of large-capitalization companies, the stocks of small-capitalization companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, small-capitalization companies tend to perform poorly during times of economic stress.
  Management Risk. The Adviser may be wrong in its assessment of a company’s value and/or the stocks the Fund holds may not reach what the Adviser believes are their full values. From time to time, “value” investing falls out of favor with investors, and during those periods the Fund’s relative performance may suffer.
  Foreign Securities Risk. The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market.

Performance Information
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Small Cap Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.
Annual Total Returns

During the period shown in the bar chart, the highest return for a quarter was 23.2% (quarter ending June 30, 2009), and the lowest return for a quarter was a loss of 27.7% (quarter ending December 31, 2008).
Below is a table comparing the performance of the Parnassus Small Cap Fund with that of the Russell 2000 Index and the Lipper Small-Cap Core Average. Figures are average annual returns for one- and five-year periods ended December 31, 2013 and since inception (April 29, 2005). The table is intended to demonstrate the risk of investing in the Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a broad measure of market performance, the Russell 2000 Index, and a group of similar mutual funds, the Lipper Small-Cap Core Average, and also how the Fund’s performance varies from year to year.
Average Annual Total Returns (%) (all periods ended December 31, 2013)
Average Annual Total Returns	One Year	Five Years	Since Inception
Parnassus Small Cap Fund	28.33%	20.86%	10.49%
Parnassus Small Cap Fund Return after Taxes on Distributions	26.53%	20.28%	9.83%
Parnassus Small Cap Fund Return after Taxes on Distributions and Sale of Fund Shares	17.43%	17.13%	8.43%
Parnassus Small Cap Fund Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	38.82%	20.08%	9.83%
Parnassus Small Cap Fund Lipper Small-Cap Core Average	36.74%	20.28%	9.47%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.